Related Party Transactions (Details) - Inspirato LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Common units	705,303
Due from related party, current	$ 386	$ 504
Percentage, per annum, of the indemnified amount	7.00%
CEO
Related party transactions
Indemnification payments to related party	$ 118
Executive Chairman
Related party transactions
Indemnification payments to related party	162
Exclusive Resorts
Related party transactions
Due from related party, current	$ 386	$ 504
BRM Ventures LLC
Related party transactions
Common units	58,468